UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5360

                          Oppenheimer Main Street Fund
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

          Date of reporting period: September 1, 2003 - August 31, 2004
                                    -----------------------------------


ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
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Oil & Gas                                                                   9.0%
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Pharmaceuticals                                                             9.0
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Commercial Banks                                                            8.7
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Diversified Financial Services                                              8.6
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Industrial Conglomerates                                                    5.4
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Software                                                                    4.6
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Insurance                                                                   4.6
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Computers & Peripherals                                                     4.4
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Diversified Telecommunication Services                                      3.7
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Communications Equipment                                                    3.4

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                                                        4.2%
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Exxon Mobil Corp.                                                           4.1
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Citigroup, Inc.                                                             3.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                3.3
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Microsoft Corp.                                                             3.2
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Bank of America Corp.                                                       2.7
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American International Group, Inc.                                          2.3
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Johnson & Johnson                                                           2.3
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        2.1
--------------------------------------------------------------------------------
Intel Corp.                                                                 2.0

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                        8 | OPPENHEIMER MAIN STREET FUND

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SECTOR ALLOCATION

             o Financials                              24.5%
             o Information Technology                  16.2
[GRAPHIC]    o Health Care                             13.9
             o Consumer Staples                        10.4
             o Consumer Discretionary                   9.7
             o Energy                                   9.3
             o Industrials                              9.2
             o Telecommunication Services               4.7
             o Materials                                1.7
             o Utilities                                0.4

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on common stocks.
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                        9 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended August 31, 2004, Oppenheimer Main Street Fund provided higher total returns than its benchmark, the Standard & Poor's 500 Index, and its Lipper peer group, the large-cap core funds category.

     The Fund benefited during the first half of the reporting period from its focus on stocks with market capitalizations toward the lower end of the large-cap range. As had been the case for some time, smaller-cap stocks consistently outperformed their larger-cap counterparts over the reporting period's first half. During the reporting period's second half, however, a number of factors considered by our models--including the five-year reversal factor, interest rate spread indicators and relative valuation components-- began to favor larger stocks over smaller ones.

     As a result, during the second half of the reporting period we substantially increased the Fund's investments in higher-quality companies with larger market capitalizations. As of August 31, 2004, the Fund's weighted average market capitalization was 1.25 times that of the S&P 500 Index up from ..83 times at the end of December 2003. Similarly, at the end of August 2004 the Fund had a greater percentage of higher-quality companies (by S&P Quality Rating) relative to the S&P 500 Index than when compared to the Fund's composition at the end of December 2003.

     Because the Fund was in a period of transition, it underperformed its benchmark during the second calendar quarter of 2004, which detracted from its relative performance for the overall reporting period. It typically takes some time for our models to adjust to fundamental changes in market conditions, and in order to manage transaction costs effectively, we tend to make substantial changes to the Fund's portfolio slowly.

     Nonetheless, the Fund's stock selection strategy contributed positively to its overall performance for the reporting period. Because our stock scoring system assigned higher rankings to a number of companies in the better-performing energy, financials and telecommunications services sectors, the Fund had greater exposure to these groups than the S&P 500 Index, benefiting its performance. On the other hand, the Fund's models found fewer opportunities in the utilities sector, which hurt its relative performance when utilities stocks fared relatively well. Although the Fund's weightings in the technology, consumer discretionary and health care sectors were roughly equivalent to their representation in the S&P 500 Index, the Fund's stocks in each of these sectors produced lower returns than their corresponding holdings in the S&P 500 Index.


                        10 | OPPENHEIMER MAIN STREET FUND

     The Fund ended the reporting period with a larger percentage of its assets invested in financial and energy stocks than the S&P 500 Index, and a smaller percentage allocated to utilities and industrial stocks. As always, we are committed to remaining fully invested in large-cap stocks and to maintaining a well-diversified portfolio. We will adjust the portfolio as needed and indicated by our quantitative models.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2004. In the case of Class A and Class C shares, performance is measured over a ten-fiscal-year period. For Class B shares, performance is measured from inception of the class on October 3, 1994. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on November 1, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

     The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        11 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Main Street Fund(R) (Class A)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer         S&P 500 Index
                       Main Street Fund(R)
                        (Class A Shares)

06/30/1994                   $ 9,425             $10,000
09/30/1994                     9,975              10,488
12/31/1994                     9,816              10,486
03/31/1995                    10,593              11,506
06/30/1995                    11,359              12,603
09/30/1995                    12,350              13,604
12/31/1995                    12,836              14,422
03/31/1996                    13,557              15,196
06/30/1996                    13,888              15,877
08/31/1996 1                  13,436              15,497
11/30/1996                    15,138              18,089
02/28/1997                    15,663              18,986
05/31/1997                    16,538              20,473
08/31/1997                    17,613              21,792
11/30/1997                    18,426              23,246
02/28/1998                    19,904              25,629
05/31/1998                    21,003              26,749
08/31/1998                    18,260              23,562
11/30/1998                    21,853              28,751
02/28/1999                    23,212              30,693
05/31/1999                    24,545              32,375
08/31/1999                    25,312              32,941
11/30/1999                    25,950              34,758
02/29/2000                    26,083              34,293
05/31/2000                    27,481              35,764
08/31/2000                    29,804              38,312
11/30/2000                    24,823              33,289
02/28/2001                    23,922              31,482
05/31/2001                    24,584              31,992
08/31/2001                    22,396              28,973
11/30/2001                    22,334              29,224
02/28/2002                    22,164              28,489
05/31/2002                    22,199              27,566
08/31/2002                    19,507              23,762
11/30/2002                    19,276              24,400
02/28/2003                    17,578              22,030
05/31/2003                    20,007              25,342
08/31/2003                    20,859              26,627
11/30/2003                    22,289              28,079
02/29/2004                    24,010              30,511
05/31/2004                    23,471              29,985
08/31/2004                    23,230              29,675

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

1-Year   5-Year   10-Year
------   ------   -------
 4.97%   -2.86%    8.03%

1. The Fund changed its fiscal year end from June 30 to August 31.


                        12 | OPPENHEIMER MAIN STREET FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Main Street Fund(R) (Class B)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer         S&P 500 Index
                      Main Street Fund(R)
                       (Class B Shares)

10/03/1994                 $10,000              $10,000
12/31/1994                   9,846                9,998
03/31/1995                  10,599               10,971
06/30/1995                  11,341               12,017
09/30/1995                  12,305               12,971
12/31/1995                  12,766               13,751
03/31/1996                  13,459               14,489
06/30/1996                  13,762               15,138
08/31/1996 1                13,293               14,776
11/30/1996                  14,951               17,248
02/28/1997                  15,439               18,103
05/31/1997                  16,273               19,521
08/31/1997                  17,297               20,778
11/30/1997                  18,063               22,164
02/28/1998                  19,473               24,437
05/31/1998                  20,505               25,505
08/31/1998                  17,792               22,466
11/30/1998                  21,259               27,414
02/28/1999                  22,540               29,265
05/31/1999                  23,787               30,869
08/31/1999                  24,485               31,408
11/30/1999                  25,056               33,141
02/29/2000                  25,129               32,697
05/31/2000                  26,428               34,101
08/31/2000                  28,607               36,530
11/30/2000                  23,811               31,741
02/28/2001                  22,947               30,018
05/31/2001                  23,582               30,504
08/31/2001                  21,484               27,626
11/30/2001                  21,424               27,864
02/28/2002                  21,260               27,164
05/31/2002                  21,294               26,283
08/31/2002                  18,712               22,657
11/30/2002                  18,491               23,265
02/28/2003                  16,861               21,005
05/31/2003                  19,192               24,163
08/31/2003                  20,009               25,388
11/30/2003                  21,381               26,773
02/29/2004                  23,031               29,092
05/31/2004                  22,515               28,590
08/31/2004                  22,284               28,294

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

1-Year   5-Year   Since Inception (10/3/94)
------   ------   -------------------------
 5.43%   -2.80%             8.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from June 30 to August 31.


                        13 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Main Street Fund(R) (Class C)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer          S&P 500 Index
                      Main Street Fund(R)
                       (Class C Shares)

06/30/1994                  $10,000              $10,000
09/30/1994                   10,564               10,488
12/31/1994                   10,375               10,486
03/31/1995                   11,172               11,506
06/30/1995                   11,963               12,603
09/30/1995                   12,978               13,604
12/31/1995                   13,463               14,422
03/31/1996                   14,198               15,196
06/30/1996                   14,517               15,877
08/31/1996 1                 14,027               15,497
11/30/1996                   15,772               18,089
02/28/1997                   16,291               18,986
05/31/1997                   17,165               20,473
08/31/1997                   18,245               21,792
11/30/1997                   19,057               23,246
02/28/1998                   20,550               25,629
05/31/1998                   21,638               26,749
08/31/1998                   18,776               23,562
11/30/1998                   22,429               28,751
02/28/1999                   23,780               30,693
05/31/1999                   25,102               32,375
08/31/1999                   25,833               32,941
11/30/1999                   26,436               34,758
02/29/2000                   26,520               34,293
05/31/2000                   27,883               35,764
08/31/2000                   30,190               38,312
11/30/2000                   25,095               33,289
02/28/2001                   24,141               31,482
05/31/2001                   24,759               31,992
08/31/2001                   22,517               28,973
11/30/2001                   22,409               29,224
02/28/2002                   22,195               28,489
05/31/2002                   22,188               27,566
08/31/2002                   19,459               23,762
11/30/2002                   19,193               24,400
02/28/2003                   17,472               22,030
05/31/2003                   19,848               25,342
08/31/2003                   20,654               26,627
11/30/2003                   22,022               28,079
02/29/2004                   23,685               30,511
05/31/2004                   23,109               29,985
08/31/2004                   22,828               29,675

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

1-Year   5-Year   10-Year
------   ------   -------
 9.53%   -2.44%    7.85%

1. The Fund changed its fiscal year end from June 30 to August 31.


                        14 | OPPENHEIMER MAIN STREET FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Main Street Fund(R) (Class N)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer        S&P 500 Index
                      Main Street Fund(R)
                       (Class N Shares)

03/01/2001                $10,000              $10,000
05/31/2001                 10,259               10,162
08/31/2001                  9,339                9,203
11/30/2001                  9,307                9,283
02/28/2002                  9,229                9,049
05/31/2002                  9,235                8,756
08/31/2002                  8,111                7,548
11/30/2002                  8,024                7,750
02/28/2003                  7,312                6,998
05/31/2003                  8,313                8,050
08/31/2003                  8,661                8,458
11/30/2003                  9,243                8,919
02/29/2004                  9,951                9,692
05/31/2004                  9,717                9,524
08/31/2004                  9,607                9,426

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

1-Year   Since Inception (3/1/01)
------   ------------------------
 9.93%            -1.14%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Main Street Fund(R) (Class Y)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer          S&P 500 Index
                    Main Street Fund(R)
                     (Class Y Shares)

11/01/1996                $10,000              $10,000
11/30/1996                 10,623               10,755
02/28/1997                 11,007               11,288
05/31/1997                 11,632               12,172
08/31/1997                 12,398               12,957
11/30/1997                 12,976               13,821
02/28/1998                 14,025               15,238
05/31/1998                 14,804               15,904
08/31/1998                 12,879               14,009
11/30/1998                 15,418               17,094
02/28/1999                 16,375               18,249
05/31/1999                 17,333               19,249
08/31/1999                 17,882               19,585
11/30/1999                 18,339               20,666
02/29/2000                 18,443               20,389
05/31/2000                 19,432               21,264
08/31/2000                 21,101               22,779
11/30/2000                 17,583               19,792
02/28/2001                 16,949               18,718
05/31/2001                 17,422               19,021
08/31/2001                 15,877               17,226
11/30/2001                 15,843               17,375
02/28/2002                 15,728               16,939
05/31/2002                 15,763               16,389
08/31/2002                 13,854               14,128
11/30/2002                 13,691               14,507
02/28/2003                 12,495               13,098
05/31/2003                 14,226               15,067
08/31/2003                 14,840               15,831
11/30/2003                 15,862               16,695
02/29/2004                 17,108               18,141
05/31/2004                 16,736               17,828
08/31/2004                 16,575               17,643

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

1-Year   5-Year   Since Inception (11/1/1996)
------   ------   ---------------------------
11.69%   -1.51%              6.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        17 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        18 | OPPENHEIMER MAIN STREET FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                         BEGINNING   ENDING      EXPENSES
                                         ACCOUNT     ACCOUNT     PAID DURING
                                         VALUE       VALUE       6 MONTHS ENDED
                                         (3/1/04)    (8/31/04)   AUGUST 31, 2004
--------------------------------------------------------------------------------
Class A Actual                           $1,000.00   $  967.50        $4.56
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00    1,020.51         4.68
--------------------------------------------------------------------------------
Class B Actual                            1,000.00      963.50         8.73
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00    1,016.29         8.96
--------------------------------------------------------------------------------
Class C Actual                            1,000.00      963.80         8.33
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00    1,016.69         8.55
--------------------------------------------------------------------------------
Class N Actual                            1,000.00      965.40         6.29
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00    1,018.75         6.46
--------------------------------------------------------------------------------
Class Y Actual                            1,000.00      968.80         2.87
--------------------------------------------------------------------------------
Class Y Hypothetical                      1,000.00    1,022.22         2.95

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended August 31, 2004 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A         0.92%
-------------------------
Class B         1.76
-------------------------
Class C         1.68
-------------------------
Class N         1.27
-------------------------
Class Y         0.58

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------


                        19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Aftermarket Technology
Corp. 1                                                    10,201   $    135,163
--------------------------------------------------------------------------------
Autoliv, Inc.                                             126,100      5,327,725
--------------------------------------------------------------------------------
Dana Corp.                                                572,000     10,793,640
--------------------------------------------------------------------------------
Lear Corp.                                                 46,200      2,489,256
                                                                    ------------
                                                                      18,745,784

--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                          2,232,426     31,499,531
--------------------------------------------------------------------------------
General Motors Corp.                                      241,800      9,988,758
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                      51,200      3,124,224
                                                                    ------------
                                                                      44,612,513

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Applebee's
International, Inc.                                       224,187      5,396,181
--------------------------------------------------------------------------------
Caesars Entertainment,
Inc. 1                                                    382,800      5,914,260
--------------------------------------------------------------------------------
CBRL Group, Inc.                                          194,300      6,194,284
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                                    201,100      6,771,037
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                        28,200      1,462,452
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                       133,500      6,433,365
--------------------------------------------------------------------------------
International Game
Technology                                                742,400     21,418,240
--------------------------------------------------------------------------------
Isle of Capri Casinos,
Inc. 1                                                     11,800        215,468
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                    43,100      1,217,144
--------------------------------------------------------------------------------
Mandalay Resort Group                                     167,800     11,383,552
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                               179,600      8,522,020
--------------------------------------------------------------------------------
McDonald's Corp.                                        1,415,500     38,246,810
--------------------------------------------------------------------------------
Rare Hospitality
International, Inc. 1                                      55,200      1,492,608
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                         20,700        559,935
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         486,300     19,310,973
                                                                    ------------
                                                                     134,538,329

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Cavco Industries, Inc. 1                                   14,370        547,784
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                         163,450      5,057,143
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                            6,100        589,809
--------------------------------------------------------------------------------
Hovnanian Enterprises,
Inc., Cl. A 1                                             265,500      9,138,510
--------------------------------------------------------------------------------
KB Home                                                   152,900     10,514,933
--------------------------------------------------------------------------------
Lennar Corp., Cl. B                                       108,200      4,593,090
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                     140,659      9,684,372
--------------------------------------------------------------------------------
Meritage Corp. 1                                           56,900      3,801,489
--------------------------------------------------------------------------------
NVR, Inc. 1                                                   800        401,800
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                          76,530      4,511,444
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                     121,600     10,719,040
--------------------------------------------------------------------------------
Standard Pacific Corp.                                     86,000      4,340,420
--------------------------------------------------------------------------------
Stanley Works (The)                                        84,900      3,672,774
--------------------------------------------------------------------------------
Technical Olympic
USA, Inc.                                                   8,700        222,024
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                      44,600      1,979,794
--------------------------------------------------------------------------------
Whirlpool Corp.                                            60,200      3,680,628
--------------------------------------------------------------------------------
Yankee Candle, Inc.
(The) 1                                                    30,800        834,988
                                                                    ------------
                                                                      74,290,042

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                        273,800     10,442,732
--------------------------------------------------------------------------------
eBay, Inc. 1                                              455,000     39,375,700
                                                                    ------------
                                                                      49,818,432

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance
Cos., Inc.                                                343,600      3,752,112
--------------------------------------------------------------------------------
Brunswick Corp.                                           130,600      5,133,886
--------------------------------------------------------------------------------
Hasbro, Inc.                                              187,700      3,478,081
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                 68,100        999,027
--------------------------------------------------------------------------------
Polaris Industries, Inc.                                   55,600      2,622,096
                                                                    ------------
                                                                      15,985,202


                        20 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--2.7%
Clear Channel
Communications, Inc.                                      285,200   $  9,557,052
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                  2,714,155     76,457,746
--------------------------------------------------------------------------------
Cox Communications,
Inc., Cl. A 1                                              42,600      1,399,836
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                                293,600     22,234,328
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                     4,894,300     80,021,805
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                     2,140,248     71,291,661
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   2,453,300     55,076,585
                                                                    ------------
                                                                     316,039,013

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Dillard's, Inc., Cl. A                                     80,800      1,535,200
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                              244,400     10,606,960
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                             206,700      7,920,744
--------------------------------------------------------------------------------
May Department
Stores Co.                                                 99,000      2,426,490
--------------------------------------------------------------------------------
Neiman Marcus
Group, Inc. (The), Cl. A                                   37,600      2,000,320
--------------------------------------------------------------------------------
Nordstrom, Inc.                                           163,700      6,078,181
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                       244,500      9,359,460
--------------------------------------------------------------------------------
Target Corp.                                              776,400     34,611,912
                                                                    ------------
                                                                      74,539,267

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Abercrombie &
Fitch Co., Cl. A                                          235,300      6,588,400
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                       134,500      4,189,675
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc. 1                                        193,200      6,433,560
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                  302,200      7,304,174
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                        318,300      5,232,852
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                     38,100      1,316,736
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                        361,600     16,821,632
--------------------------------------------------------------------------------
Borders Group, Inc.                                       306,700      7,330,130
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                        235,400      3,053,138
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                     448,700     10,921,358
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                            7,400        225,922
--------------------------------------------------------------------------------
Finish Line, Inc. (The),
Cl. A 1                                                    18,200        527,982
--------------------------------------------------------------------------------
Foot Locker, Inc.                                         104,400      2,335,428
--------------------------------------------------------------------------------
Gap, Inc. (The)                                         1,702,900     31,912,346
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp. 1                                     101,900      1,028,171
--------------------------------------------------------------------------------
Home Depot, Inc.                                        4,262,100    155,822,376
--------------------------------------------------------------------------------
Limited Brands, Inc.                                      179,200      3,598,336
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         489,400     24,323,180
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                      34,800      1,995,084
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                      400,000      6,404,000
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                        454,000      8,698,640
--------------------------------------------------------------------------------
RadioShack Corp.                                          100,000      2,694,000
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                      187,500      7,743,750
--------------------------------------------------------------------------------
Staples, Inc.                                           1,448,600     41,545,848
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                       204,700      5,488,007
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      610,900     12,926,644
--------------------------------------------------------------------------------
Zale Corp. 1                                              240,200      6,153,924
                                                                    ------------
                                                                     382,615,293

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Jones Apparel
Group, Inc.                                                75,700      2,701,733
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                         228,900     17,238,459
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                   173,100      9,667,635
                                                                    ------------
                                                                      29,607,827

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.3%
--------------------------------------------------------------------------------
BEVERAGES--3.1%
Anheuser-Busch
Cos., Inc.                                                798,900     42,181,920
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                     3,700,200    165,435,942
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                                249,000      6,670,710
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                        14,700        291,648
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           3,151,530    157,576,500
                                                                    ------------
                                                                     372,156,720


                        21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Albertson's Inc.                                          270,700   $  6,653,806
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    666,500     27,439,805
--------------------------------------------------------------------------------
Sysco Corp.                                               688,600     22,131,604
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   4,041,700    212,876,339
                                                                    ------------
                                                                     269,101,554

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Campbell Soup Co.                                          45,600      1,183,776
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                          866,200     32,837,642
--------------------------------------------------------------------------------
Hershey Foods Corp.                                       121,100      5,846,708
--------------------------------------------------------------------------------
Kellogg Co.                                               334,800     14,054,904
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                   14,600        456,688
--------------------------------------------------------------------------------
Sara Lee Corp.                                            104,100      2,303,733
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                  123,800      3,181,660
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                  328,700      5,416,976
                                                                    ------------
                                                                      65,282,087

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Chattem, Inc. 1                                            12,300        375,027
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     478,200     25,822,800
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                 58,400      2,414,256
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                      279,400     18,635,980
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                   3,792,900    212,288,613
                                                                    ------------
                                                                     259,536,676

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Estee Lauder Cos.,
Inc. (The), Cl. A                                         171,300      7,528,635
--------------------------------------------------------------------------------
Gillette Co.                                            1,195,000     50,787,500
                                                                    ------------
                                                                      58,316,135

--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                      3,871,200    189,495,240
--------------------------------------------------------------------------------
Reynolds American, Inc.                                   161,700     12,208,350
                                                                    ------------
                                                                     201,703,590

--------------------------------------------------------------------------------
ENERGY--9.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Halliburton Co.                                           397,800     11,603,826
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                     282,600      4,549,860
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                                 50,600      2,493,769
--------------------------------------------------------------------------------
Schlumberger Ltd.                                         129,200      7,984,560
                                                                    ------------
                                                                      26,632,015

--------------------------------------------------------------------------------
OIL & GAS--9.0%
Amerada Hess Corp.                                         98,300      7,913,150
--------------------------------------------------------------------------------
Apache Corp.                                              340,000     15,194,600
--------------------------------------------------------------------------------
Burlington Resources,
Inc.                                                      847,300     30,697,679
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                            483,570     15,732,232
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                     422,600      5,971,338
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                     2,065,804    201,415,890
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                       40,410      1,209,471
--------------------------------------------------------------------------------
ConocoPhillips                                          1,058,991     78,820,700
--------------------------------------------------------------------------------
EOG Resources, Inc.                                       162,800      9,404,956
--------------------------------------------------------------------------------
Esprit Exploration Ltd. 1                               2,165,000      5,837,980
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      10,658,596    491,361,276
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                                    1,510,700     30,848,494
--------------------------------------------------------------------------------
Houston Exploration
Co. 1                                                      93,700      4,811,495
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                          136,700      7,215,026
--------------------------------------------------------------------------------
Marathon Oil Corp.                                        596,900     21,649,563
--------------------------------------------------------------------------------
Newfield Exploration
Co. 1                                                      73,800      4,084,830
--------------------------------------------------------------------------------
Noble Energy, Inc.                                        204,300     10,517,364
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                     669,900     34,600,335
--------------------------------------------------------------------------------
OMI Corp.                                                 277,900      3,534,888
--------------------------------------------------------------------------------
Paramount Resources
Ltd. 1                                                  1,447,400     19,845,521
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                              47,300      1,582,185
--------------------------------------------------------------------------------
Pogo Producing Co.                                         74,100      3,258,918
--------------------------------------------------------------------------------
Sunoco, Inc.                                              178,500     10,977,750
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                     740,000     16,944,241
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                     156,400      5,481,820


                        22 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Tesoro Petroleum
Corp. 1                                                  88,700   $    2,100,416
--------------------------------------------------------------------------------
Unocal Corp.                                            357,600       13,352,784
--------------------------------------------------------------------------------
Valero Energy Corp.                                     157,100       10,373,313
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                               617,900        7,346,831
                                                                  --------------
                                                                   1,072,085,046

--------------------------------------------------------------------------------
FINANCIALS--24.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York
Co., Inc. (The)                                         834,800       24,877,040
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  365,200       10,539,672
--------------------------------------------------------------------------------
Northern Trust Corp.                                    198,200        8,532,510
                                                                  --------------
                                                                      43,949,222

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.7%
Astoria Financial Corp.                                  60,500        2,198,570
--------------------------------------------------------------------------------
Bank of America Corp.                                 7,107,212      319,682,396
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                   288,800        9,810,536
--------------------------------------------------------------------------------
BB&T Corp.                                              450,900       18,031,491
--------------------------------------------------------------------------------
Charter One
Financial, Inc.                                         566,771       25,204,306
--------------------------------------------------------------------------------
City National Corp.                                      25,600        1,689,088
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                                  800           16,144
--------------------------------------------------------------------------------
Comerica, Inc.                                          169,400       10,189,410
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     236,100       11,760,141
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                   27,100          585,089
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                          13,800        1,493,574
--------------------------------------------------------------------------------
Greenpoint Financial
Corp.                                                   460,950       20,304,848
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                        267,500        6,599,225
--------------------------------------------------------------------------------
Independence
Community Bank
Corp.                                                   137,900        5,411,196
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                          117,600        4,057,200
--------------------------------------------------------------------------------
KeyCorp                                                 452,500       14,185,875
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                         2,600          108,758
--------------------------------------------------------------------------------
National City Corp.                                   1,129,800       42,695,142
--------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                             554,600       29,765,382
--------------------------------------------------------------------------------
R&G Financial Corp.,
Cl. B                                                    19,900          688,142
--------------------------------------------------------------------------------
Regions Financial Corp.                                 337,325       10,892,224
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                         9,000          298,440
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    467,800       31,857,180
--------------------------------------------------------------------------------
U.S. Bancorp                                          4,399,170      129,775,515
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       178,300       10,601,718
--------------------------------------------------------------------------------
Wachovia Corp.                                        2,835,500      133,013,305
--------------------------------------------------------------------------------
Webster Financial Corp.                                  71,700        3,527,640
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     3,254,000      191,172,500
--------------------------------------------------------------------------------
Zions Bancorp                                            91,600        5,704,848
                                                                  --------------
                                                                   1,041,319,883

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.6%
Affiliated Managers
Group, Inc. 1                                            35,200        1,726,560
--------------------------------------------------------------------------------
American Capital
Strategies Ltd.                                          30,200          942,240
--------------------------------------------------------------------------------
American Express Co.                                  1,360,600       68,057,212
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                              146,200       12,853,904
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                         286,500       19,413,240
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                           46,200        6,150,606
--------------------------------------------------------------------------------
CIT Group, Inc.                                         244,700        8,745,578
--------------------------------------------------------------------------------
Citigroup, Inc.                                       8,630,546      402,010,833
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                      11,600          218,196
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                                 617,300        7,271,794
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                  3,900          207,753
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  6,408,196      253,636,398
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                           244,300        2,213,358
--------------------------------------------------------------------------------
MBNA Corp.                                            1,402,200       33,849,108
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             1,450,900       74,097,463
--------------------------------------------------------------------------------
Morgan Stanley                                        2,021,500      102,550,695


                        23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Principal Financial
Group, Inc. (The)                                       706,100   $   24,508,731
                                                                  --------------
                                                                   1,018,453,669

--------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                170,800        6,584,340
--------------------------------------------------------------------------------
AFLAC, Inc.                                             504,300       20,222,430
--------------------------------------------------------------------------------
Allmerica Financial
Corp. 1                                                 181,200        5,254,800
--------------------------------------------------------------------------------
Allstate Corp.                                        1,169,400       55,207,374
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                               3,100          234,050
--------------------------------------------------------------------------------
American International
Group, Inc.                                           3,896,905      277,615,512
--------------------------------------------------------------------------------
Aon Corp.                                               390,700       10,138,665
--------------------------------------------------------------------------------
Chubb Corp.                                             257,300       17,498,973
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                    12,600          508,410
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                         312,484       11,765,023
--------------------------------------------------------------------------------
First American Corp.
(The)                                                    36,900        1,068,993
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl.A 1                                            192,600        4,377,798
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                   441,200       26,983,792
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                              63,000        2,711,520
--------------------------------------------------------------------------------
Lincoln National Corp.                                  250,100       11,329,530
--------------------------------------------------------------------------------
Loews Corp.                                             209,500       11,899,600
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                               54,800        2,449,012
--------------------------------------------------------------------------------
MBIA, Inc.                                              109,100        6,248,157
--------------------------------------------------------------------------------
MetLife, Inc.                                           446,600       16,635,850
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                    73,600        2,560,544
--------------------------------------------------------------------------------
Progressive Corp.                                       390,600       31,365,180
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                        187,800        7,483,830
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                           157,200        7,564,464
--------------------------------------------------------------------------------
Safeco Corp.                                            132,200        6,368,074
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                              22,900        1,660,250
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                         8,200           93,562
                                                                  --------------
                                                                     545,829,733

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                        19,400          938,960
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide
Financial Corp.                                         984,800       35,009,640
--------------------------------------------------------------------------------
Doral Financial Corp.                                    91,675        3,728,422
--------------------------------------------------------------------------------
Fannie Mae                                            1,801,800      134,144,010
--------------------------------------------------------------------------------
Freddie Mac                                             431,300       28,948,856
--------------------------------------------------------------------------------
Fremont General Corp.                                   419,300        8,453,088
--------------------------------------------------------------------------------
MGIC Investment Corp.                                   159,400       10,882,238
--------------------------------------------------------------------------------
New Century
Financial Corp.                                          78,350        4,202,694
                                                                  --------------
                                                                     225,368,948

--------------------------------------------------------------------------------
HEALTH CARE--13.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Amgen, Inc. 1                                         1,695,600      100,532,124
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                        17,800          642,580
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       410,600       20,029,068
--------------------------------------------------------------------------------
Wyeth                                                 1,443,900       52,803,423
                                                                  --------------
                                                                     174,007,195

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bausch & Lomb, Inc.                                     154,100       10,162,895
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                   350,500       16,866,060
--------------------------------------------------------------------------------
Bio-Rad Laboratories,
Inc., Cl.A 1                                              8,100          407,754
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                         20,200        1,061,914
--------------------------------------------------------------------------------
Guidant Corp.                                           161,800        9,675,640
--------------------------------------------------------------------------------
Hospira, Inc. 1                                         412,580       11,428,466
--------------------------------------------------------------------------------
Medtronic, Inc.                                       1,948,000       96,913,000
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                        98,500        1,721,780


                        24 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Stryker Corp.                                           716,100   $   32,439,330
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                  97,900        2,571,833
--------------------------------------------------------------------------------
VISX, Inc. 1                                             89,100        1,806,948
                                                                  --------------
                                                                     185,055,620

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Advisory Board Co.
(The) 1                                                  43,500        1,394,610
--------------------------------------------------------------------------------
Aetna, Inc.                                             273,500       25,339,775
--------------------------------------------------------------------------------
Andrx Corp. 1                                           339,800        6,850,368
--------------------------------------------------------------------------------
CIGNA Corp.                                             123,800        8,240,128
--------------------------------------------------------------------------------
Covance, Inc. 1                                         160,200        5,999,490
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            198,000       10,054,440
--------------------------------------------------------------------------------
DaVita, Inc. 1                                           41,250        1,250,288
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1                                    18,000          232,200
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1                                       10,350          208,139
--------------------------------------------------------------------------------
IMS Health, Inc.                                        260,870        6,086,097
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                      142,700        5,934,893
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                              13,400          387,126
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                       560,929       17,517,813
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                           144,900       10,157,490
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                  69,600        5,957,760
--------------------------------------------------------------------------------
Select Medical Corp.                                     70,200          932,256
--------------------------------------------------------------------------------
Sunrise Senior Living,
Inc. 1                                                   39,000        1,381,380
--------------------------------------------------------------------------------
UnitedHealth Group,
Inc.                                                    501,842       33,186,811
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                       60,100        2,142,565
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                       723,200       71,003,776
                                                                  --------------
                                                                     214,257,405

--------------------------------------------------------------------------------
PHARMACEUTICALS--9.0%
Abbott Laboratories                                   2,040,800       85,080,952
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              1,740,200       41,294,946
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       1,279,300       81,171,585
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        408,000        6,919,680
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                         94,900        2,387,684
--------------------------------------------------------------------------------
Johnson & Johnson                                     4,635,344      269,313,486
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     4,061,400      182,641,158
--------------------------------------------------------------------------------
Pfizer, Inc.                                         12,169,545      397,579,035
                                                                  --------------
                                                                   1,066,388,526

--------------------------------------------------------------------------------
INDUSTRIALS--9.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Boeing Co.                                            1,000,700       52,256,554
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                   104,300       10,183,852
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                     536,000       19,285,280
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                   111,800        6,159,062
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                      143,400        5,482,182
--------------------------------------------------------------------------------
United Technologies
Corp.                                                   593,500       55,735,585
                                                                  --------------
                                                                     149,102,515

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
EGL, Inc. 1                                              67,000        1,623,410
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                             949,500       69,360,975
                                                                  --------------
                                                                      70,984,385

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                             381,500       12,257,595
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc.,
Cl. A 1                                                 185,300       14,453,400
--------------------------------------------------------------------------------
Cendant Corp.                                           336,900        7,287,147
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                        134,700        4,656,579
--------------------------------------------------------------------------------
Republic Services, Inc.                                 270,200        7,552,090


                        25 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Robert Half
International, Inc.                                     243,100   $    5,955,950
--------------------------------------------------------------------------------
School Specialty, Inc. 1                                  6,800          241,060
--------------------------------------------------------------------------------
Waste Management,
Inc.                                                     86,000        2,389,940
                                                                  --------------
                                                                      42,536,166

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Cooper Industries Ltd.,
Cl. A                                                    57,300        3,164,106
--------------------------------------------------------------------------------
Emerson Electric Co.                                    441,500       27,483,375
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                     12,100          522,115
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                      299,600        7,481,012
--------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                     68,100        2,655,900
--------------------------------------------------------------------------------
Thomas & Betts Corp.                                      1,200           29,520
                                                                  --------------
                                                                      41,336,028

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.4%
3M Co.                                                1,643,700      135,375,132
--------------------------------------------------------------------------------
General Electric Co.                                 15,293,600      501,477,144
--------------------------------------------------------------------------------
Textron, Inc.                                            83,700        5,314,113
                                                                  --------------
                                                                     642,166,389

--------------------------------------------------------------------------------
MACHINERY--0.7%
Briggs & Stratton Corp.                                  77,900        5,850,290
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       273,000       19,847,100
--------------------------------------------------------------------------------
Cummins, Inc.                                            96,500        6,493,485
--------------------------------------------------------------------------------
Deere & Co.                                             217,400       13,754,898
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                               216,400       14,068,164
--------------------------------------------------------------------------------
Paccar, Inc.                                            308,650       18,577,644
--------------------------------------------------------------------------------
Pall Corp.                                              116,100        2,828,196
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                   107,400        5,839,338
--------------------------------------------------------------------------------
SPX Corp.                                                41,300        1,507,037
                                                                  --------------
                                                                      88,766,152

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
CNF Transportation, Inc.                                 55,800        2,288,916
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                             8,600          192,468
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                          244,500        8,288,550
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                  228,500        6,489,400
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     212,900        9,327,149
                                                                  --------------
                                                                      26,586,483

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Hughes Supply, Inc.                                      22,100        1,339,039
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                      57,400        3,065,734
                                                                  --------------
                                                                       4,404,773

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                             59,300        1,588,054
--------------------------------------------------------------------------------
Brocade
Communications Systems, Inc. 1                          216,200        1,065,866
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                10,560,700      198,118,732
--------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                                   28,500          499,035
--------------------------------------------------------------------------------
Corning, Inc. 1                                       1,013,900       10,260,668
--------------------------------------------------------------------------------
Harris Corp.                                             84,100        4,050,256
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                           5,507,300       17,237,849
--------------------------------------------------------------------------------
Motorola, Inc.                                        3,155,000       50,953,250
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        2,939,775      111,858,439
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                351,800        9,583,032
                                                                  --------------
                                                                     405,215,181

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple Computer, Inc. 1                                  568,400       19,604,116
--------------------------------------------------------------------------------
Dell, Inc. 1                                          4,714,200      164,242,728
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   4,913,700       87,906,093
--------------------------------------------------------------------------------
International Business
Machines Corp.                                        2,488,900      210,784,941
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                    326,500       28,878,925
--------------------------------------------------------------------------------
NCR Corp. 1                                             115,100        5,083,967
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                                 248,700        6,030,975
                                                                  --------------
                                                                     522,531,745


                        26 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies,
Inc. 1                                                 207,700   $     4,257,850
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                              269,800         5,838,472
--------------------------------------------------------------------------------
Dionex Corp. 1                                           8,500           391,510
--------------------------------------------------------------------------------
Molex, Inc.                                            122,400         3,533,688
--------------------------------------------------------------------------------
MTS Systems Corp.                                        9,000           195,750
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                    560,300         3,877,276
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       79,000         2,975,140
--------------------------------------------------------------------------------
Tektronix, Inc.                                         67,000         1,914,190
                                                                 ---------------
                                                                      22,983,876

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
EarthLink, Inc. 1                                      135,100         1,352,351
--------------------------------------------------------------------------------
United Online, Inc. 1                                  327,200         3,134,576
                                                                 ---------------
                                                                       4,486,927

--------------------------------------------------------------------------------
IT SERVICES--0.4%
Acxiom Corp.                                            77,500         1,741,425
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                       775,300        30,833,681
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                               93,300         1,324,860
--------------------------------------------------------------------------------
CheckFree Corp. 1                                      162,300         4,422,675
--------------------------------------------------------------------------------
Convergys Corp. 1                                      412,800         5,737,920
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                   46,500           672,855
                                                                 ---------------
                                                                      44,733,416

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Altera Corp. 1                                         446,100         8,440,212
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   841,700        29,223,824
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                              598,600         9,511,754
--------------------------------------------------------------------------------
Atmel Corp. 1                                        1,208,500         4,217,665
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                 78,100         2,119,634
--------------------------------------------------------------------------------
Cree, Inc. 1                                           144,000         3,601,440
--------------------------------------------------------------------------------
Intel Corp.                                         11,100,800       236,336,032
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    66,000         1,422,300
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                          24,800         1,077,064
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                   201,300         5,312,307
--------------------------------------------------------------------------------
National
Semiconductor Corp. 1                                  571,800         7,622,094
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              2,458,700        48,042,998
                                                                 ---------------
                                                                     356,927,324

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Adobe Systems, Inc.                                    187,600         8,605,212
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          220,800         4,438,080
--------------------------------------------------------------------------------
Autodesk, Inc.                                         188,000         8,349,080
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   419,200         6,275,424
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                    302,000         7,314,440
--------------------------------------------------------------------------------
Compuware Corp. 1                                      520,300         2,356,959
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         178,800         3,536,664
--------------------------------------------------------------------------------
Microsoft Corp.                                     13,780,400       376,204,920
--------------------------------------------------------------------------------
Oracle Corp. 1                                       8,581,400        85,556,558
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                 268,600         2,044,046
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         539,700         7,194,201
--------------------------------------------------------------------------------
Symantec Corp. 1                                       580,100        27,821,596
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                       117,000         3,831,750
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 510,400         3,225,728
--------------------------------------------------------------------------------
Veritas Software Corp. 1                               395,600         6,614,432
                                                                 ---------------
                                                                     553,369,090

--------------------------------------------------------------------------------
MATERIALS--1.6%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Cabot Corp.                                             43,700         1,741,008
--------------------------------------------------------------------------------
Dow Chemical Co.                                       807,000        34,547,670
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                          477,000        20,158,020
--------------------------------------------------------------------------------
Eastman Chemical Co.                                    56,700         2,638,251
--------------------------------------------------------------------------------
Engelhard Corp.                                         64,900         1,834,723
--------------------------------------------------------------------------------
FMC Corp. 1                                             20,900           966,207
--------------------------------------------------------------------------------
Monsanto Co.                                           409,300        14,980,380
--------------------------------------------------------------------------------
OM Group, Inc. 1                                        89,300         3,040,665
                                                                 ---------------
                                                                      79,906,924


                        27 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                   62,096   $     3,899,629
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    24,400         1,163,148
                                                                 ---------------
                                                                       5,062,777

--------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc.                                          1,610,000        52,131,800
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                   11,800           522,740
--------------------------------------------------------------------------------
Nucor Corp.                                            141,400        11,070,206
--------------------------------------------------------------------------------
Phelps Dodge Corp. 1                                   150,400        12,266,624
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                            13,400           596,300
                                                                 ---------------
                                                                      76,587,670

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                  375,000        12,742,500
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                436,400        10,779,080
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      75,100         2,264,265
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                       131,700         8,232,567
                                                                 ---------------
                                                                      34,018,412

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Alltel Corp.                                           406,900        22,237,085
--------------------------------------------------------------------------------
BellSouth Corp.                                      2,520,000        67,435,200
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       157,400         5,066,706
--------------------------------------------------------------------------------
Citizens
Communications Co. 1                                 1,140,000        14,398,200
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                                 6,197,000       159,820,630
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                 4,392,410       172,402,093
                                                                 ---------------
                                                                     441,359,914

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Wireless
Services, Inc. 1                                     5,155,700        75,376,334
--------------------------------------------------------------------------------
Nextel Communications,
Inc., Cl. A 1                                        1,358,100        31,494,339
                                                                 ---------------
                                                                     106,870,673

--------------------------------------------------------------------------------
UTILITIES--0.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Constellation Energy
Group, Inc.                                            167,000         6,863,700
--------------------------------------------------------------------------------
Duke Energy Corp.                                      389,800         8,630,172
--------------------------------------------------------------------------------
Edison International,
Inc.                                                   352,300         9,469,824
--------------------------------------------------------------------------------
Exelon Corp.                                           627,850        23,136,273
--------------------------------------------------------------------------------
PG&E Corp. 1                                             1,900            55,461
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,3                                         700,000           157,500
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  14,400           471,600
                                                                 ---------------
                                                                      48,784,530

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Energen Corp.                                           12,900           611,976
--------------------------------------------------------------------------------
ONEOK, Inc.                                             39,400           928,262
                                                                 ---------------
                                                                       1,540,238
                                                                 ---------------
Total Common Stocks
(Cost $10,220,591,656)                                            11,763,693,869

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------

Wachovia Corp.,
Dividend Equalization
Preferred Shares 1
(Cost $0)                                              100,000               100

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------

Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1
(Cost $0)                                              500,000            65,000

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--0.2%
--------------------------------------------------------------------------------

Countrywide Home
Loans, 1.60%, 9/1/04
(Cost $30,000,000)                                 $30,000,000        30,000,000


                        28 | OPPENHEIMER MAIN STREET FUND

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
--------------------------------------------------------------------------------
Undivided interest of 15.28% in joint
repurchase agreement (Principal Amount/
Value $695,366,000, with a maturity value
of $695,396,133) with UBS Warburg LLC,
1.56%, dated 8/31/04, to be repurchased
at $106,252,604 on 9/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $710,873,503
(Cost $106,248,000)                               $106,248,000   $   106,248,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $10,356,839,656)                                    99.9%   11,900,006,969
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.1         6,331,209
                                                  ------------------------------
NET ASSETS                                               100.0%  $11,906,338,178
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2004 amounts to $30,848,494. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES       GROSS        GROSS            SHARES
                         AUGUST 31, 2003   ADDITIONS   REDUCTIONS   AUGUST 31, 2004
-----------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Frontier Oil Corp.             1,842,100          --      331,400         1,510,700

                                              UNREALIZED   DIVIDEND     REALIZED
                                            APPRECIATION     INCOME         GAIN
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Frontier Oil Corp.                           $22,931,755   $349,715   $4,199,342

3. Illiquid security. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned
of approximately $13,729,000)
--see accompanying statement:
Unaffiliated companies (cost $10,348,922,917)                   $11,869,158,475
Affiliated companies (cost $7,916,739)                               30,848,494
                                                                ----------------
                                                                 11,900,006,969
--------------------------------------------------------------------------------
Cash                                                                  5,376,298
--------------------------------------------------------------------------------
Collateral for securities loaned                                     13,955,843
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                               23,006,633
Investments sold                                                      3,351,262
Shares of capital stock sold                                            112,087
Other                                                                   178,758
                                                                ----------------
Total assets                                                     11,945,987,850

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           13,955,843
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                     16,636,974
Distribution and service plan fees                                    4,734,482
Transfer and shareholder servicing agent fees                         2,189,176
Shareholder communications                                            1,714,390
Directors' compensation                                                 137,907
Other                                                                   280,900
                                                                ----------------
Total liabilities                                                    39,649,672

--------------------------------------------------------------------------------
NET ASSETS                                                      $11,906,338,178
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $     3,672,024
--------------------------------------------------------------------------------
Additional paid-in capital                                       11,640,054,889
--------------------------------------------------------------------------------
Accumulated net investment income                                    45,932,414
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                    (1,326,494,687)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                                 1,543,173,538
                                                                ----------------
NET ASSETS                                                      $11,906,338,178
                                                                ================


                        30 | OPPENHEIMER MAIN STREET FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,384,255,903 and 225,255,289 shares of capital stock outstanding)                $32.78
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                    $34.78
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,558,206,282 and
80,782,165 shares of capital stock outstanding)                                    $31.67
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,241,929,788 and
39,167,322 shares of capital stock outstanding)                                    $31.71
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $150,955,370 and
4,659,976 shares of capital stock outstanding)                                     $32.39
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $570,990,835 and 17,337,667 shares of capital stock outstanding)         $32.93

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding
taxes of $81,912)                                                  $204,951,788
Affiliated companies                                                    349,715
--------------------------------------------------------------------------------
Interest                                                              1,979,343
--------------------------------------------------------------------------------
Portfolio lending fees                                                  413,232
                                                                   -------------
Total investment income                                             207,694,078

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      56,464,750
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              18,465,500
Class B                                                              28,859,643
Class C                                                              12,778,948
Class N                                                                 611,038
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              15,599,767
Class B                                                               7,560,878
Class C                                                               2,670,027
Class N                                                                 405,978
Class Y                                                                 798,178
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               1,593,623
Class B                                                               1,265,034
Class C                                                                 281,783
Class N                                                                   9,443
--------------------------------------------------------------------------------
Directors' compensation                                                 226,355
--------------------------------------------------------------------------------
Custodian fees and expenses                                             207,100
--------------------------------------------------------------------------------
Other                                                                   756,052
                                                                   -------------
Total expenses                                                      148,554,097
Less reduction to custodian expenses                                    (12,756)
Less payments and waivers of expenses                                  (372,120)
                                                                   -------------
Net expenses                                                        148,169,221

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                59,524,857


                        32 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                        $1,292,608,164
   Affiliated companies                                               4,199,342
Foreign currency transactions                                         6,575,706
Net increase from payments by affiliates                              6,827,748
                                                                 ---------------
Net realized gain                                                 1,310,210,960
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                         (70,296,327)
Translation of assets and liabilities denominated in foreign
currencies                                                           (2,651,372)
                                                                 ---------------
Net change in unrealized appreciation                               (72,947,699)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,296,788,118
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        33 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                             2004              2003
-----------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $    59,524,857   $    59,505,325
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                 1,310,210,960      (854,192,996)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)       (72,947,699)    1,475,128,700
                                                       ----------------------------------
Net increase in net assets resulting from operations     1,296,788,118       680,441,029

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (47,938,253)      (44,773,361)
Class B                                                             --                --
Class C                                                             --                --
Class N                                                       (486,743)         (497,131)
Class Y                                                     (4,473,289)       (1,922,959)

-----------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                   (415,275,359)      178,709,918
Class B                                                   (688,965,854)     (700,117,179)
Class C                                                    (71,809,797)      (72,176,143)
Class N                                                     62,792,249        29,863,069
Class Y                                                     91,154,911       192,963,219

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total increase                                             221,785,983       262,490,462
-----------------------------------------------------------------------------------------
Beginning of period                                     11,684,552,195    11,422,061,733
                                                       ----------------------------------
End of period (including accumulated net investment
income of $45,932,414 and $32,558,166,respectively)    $11,906,338,178   $11,684,552,195
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        34 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    29.62       $    27.90     $    32.15     $    45.41     $    42.89
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .26              .22            .16            .14            .21
Net realized and unrealized gain (loss)                 3.10             1.69          (4.29)        (11.18)          6.79
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.36             1.91          (4.13)        (11.04)          7.00
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.20)            (.19)          (.07)          (.12)            --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.20)            (.19)          (.12)         (2.22)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    32.78       $    29.62         $27.90     $    32.15     $    45.41
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     11.37%            6.93%        (12.90)%       (24.85)%        17.74%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $7,384,256       $7,033,312     $6,443,983     $7,320,747     $9,264,943
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $7,521,103       $6,310,359     $7,203,226     $7,954,409     $8,428,173
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   0.75%            0.87%          0.52%          0.47%          0.54%
Total expenses                                          0.93% 3,4        0.97% 3        0.99% 3        0.86% 3        0.90% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        35 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.68       $    27.04     $    31.34     $    44.50     $    42.42
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.21)            (.13)          (.20)          (.13)          (.08)
Net realized and unrealized gain (loss)                 3.20             1.77          (4.05)        (10.93)          6.64
                                                  ---------------------------------------------------------------------------
Total from investment operations                        2.99             1.64          (4.25)        (11.06)          6.56
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --             --             --             --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                           --               --           (.05)         (2.10)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    31.67       $    28.68     $    27.04     $    31.34     $    44.50
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.43%            6.06%        (13.58)%       (25.39)%        16.84%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,558,206       $2,941,765     $3,510,800     $5,404,510     $8,367,040
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,884,434       $2,964,666     $4,607,653     $6,630,335     $7,628,232
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                           (0.10)%           0.04%         (0.25)%        (0.29)%        (0.22)%
Total expenses                                          1.78% 3,4        1.81% 3        1.75% 3        1.61% 3        1.66% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        36 | OPPENHEIMER MAIN STREET FUND

CLASS C     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.69       $    27.03     $    31.33     $    44.50     $    42.41
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.03)              --           (.11)          (.11)          (.08)
Net realized and unrealized gain (loss)                 3.05             1.66          (4.14)        (10.96)          6.65
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.02             1.66          (4.25)        (11.07)          6.57
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --             --             --             --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --           (.05)         (2.10)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    31.71       $    28.69     $    27.03     $    31.33     $    44.50
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.53%            6.14%        (13.58)%       (25.42)%        16.87%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,241,930       $1,188,826     $1,198,517     $1,562,452     $2,213,568
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,278,659       $1,111,131     $1,432,566     $1,825,540     $2,004,263
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                           (0.01)%           0.09%         (0.24)%        (0.29)%        (0.23)%
Total expenses                                          1.70% 3,4        1.74% 3        1.75% 3        1.61% 3        1.67% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED AUGUST 31,                          2004         2003      2002    2001 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  29.33      $ 27.72   $ 32.09    $34.36
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .15          .20       .12       .02
Net realized and unrealized gain (loss)                    3.05         1.65     (4.31)    (2.29)
                                                       -------------------------------------------
Total from investment operations                           3.20         1.85     (4.19)    (2.27)
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.14)        (.24)     (.13)       --
Distributions from net realized gain                         --           --      (.05)       --
                                                       -------------------------------------------
Total dividends and/or distributions to shareholders       (.14)        (.24)     (.18)       --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  32.39      $ 29.33   $ 27.72    $32.09
                                                       ===========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        10.93%        6.78%   (13.15)%   (6.61)%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $150,955      $79,188   $43,464    $7,641
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $122,478      $60,950   $28,141    $2,672
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      0.38%        0.65%     0.28%     0.36%
Total expenses                                             1.31%        1.23%     1.24%     1.16%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 4,5     1.18%      N/A 4     N/A 4
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      76%          94%       78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        38 | OPPENHEIMER MAIN STREET FUND

CLASS Y     YEAR ENDED AUGUST 31,                     2004        2003       2002       2001         2000
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  29.75    $  28.02   $  32.28   $  45.64     $  43.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .34         .11        .19        .17          .24
Net realized and unrealized gain (loss)               3.13        1.86      (4.28)    (11.22)        6.88
                                                  ---------------------------------------------------------
Total from investment operations                      3.47        1.97      (4.09)    (11.05)        7.12
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.29)       (.24)      (.12)      (.21)          --
Distributions from net realized gain                    --          --       (.05)     (2.10)       (4.48)
                                                  ---------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.29)       (.24)      (.17)     (2.31)       (4.48)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  32.93    $  29.75   $  28.02   $  32.28     $  45.64
                                                  =========================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   11.69%       7.11%    (12.74)%   (24.76)%      18.00%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $570,991    $441,460   $225,298   $225,475     $260,289
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $558,130    $242,029   $227,835   $239,222     $205,586
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 1.07%       1.01%      0.74%      0.60%        0.77%
Total expenses                                        0.60%       0.87%      0.92%      0.79% 3      0.66%
Expenses after payments and waivers
and reduction to custodian expenses                    N/A 4      0.83%      0.78%      0.73%         N/A 4
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 76%         94%        78%        76%          73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with


                        40 | OPPENHEIMER MAIN STREET FUND
remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                        41 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                        NET UNREALIZED
                                                                          APPRECIATION
                                                                      BASED ON COST OF
                                                                        SECURITIES AND
          UNDISTRIBUTED    UNDISTRIBUTED      ACCUMULATED            OTHER INVESTMENTS
          NET INVESTMENT       LONG-TERM             LOSS           FOR FEDERAL INCOME
          INCOME                    GAIN     CARRYFORWARD 1,2,3,4         TAX PURPOSES
          ----------------------------------------------------------------------------
          $46,036,430                $--   $1,226,238,124               $1,442,916,973

1. As of August 31, 2004, the Fund had $1,226,228,046 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2004, details of the capital loss carryforward were as follows:

                    EXPIRING
                    -------------------------
                    2011       $1,226,228,046

2. The Fund had $10,078 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended August 31, 2004, the Fund utilized $941,293,880 of capital loss carryforward to offset capital gains realized in that fiscal year. a

     a. Includes $485,908 of capital loss carryforward acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

4. During the fiscal year ended August 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for August 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO       INCREASE TO
                                    ACCUMULATED   ACCUMULATED NET
               INCREASE TO       NET INVESTMENT     REALIZED LOSS
               PAID-IN CAPITAL           INCOME    ON INVESTMENTS
               --------------------------------------------------
               $473,744              $6,747,676        $7,221,420

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

                                               YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003
               ------------------------------------------------------------
               Distributions paid from:
               Ordinary income                $52,898,285       $47,193,451


                        42 | OPPENHEIMER MAIN STREET FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities   $10,457,096,221
                                                ================
               Gross unrealized appreciation    $ 1,691,386,489
               Gross unrealized depreciation       (248,469,516)
                                                ----------------
               Net unrealized appreciation      $ 1,442,916,973
                                                ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that


                        43 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

                              YEAR ENDED AUGUST 31, 2004      YEAR ENDED AUGUST 31, 2003
                                SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                        44,245,000   $ 1,438,726,778    57,515,190   $ 1,539,439,975
Dividends and/or
distributions reinvested     1,388,214        44,020,257     1,539,850        40,960,045
Acquisition-note 8             484,771        14,962,004            --                --
Redeemed                   (58,289,882)   (1,912,984,398)  (52,631,425)   (1,401,690,102)
                           --------------------------------------------------------------
Net increase (decrease)    (12,171,897)  $  (415,275,359)    6,423,615   $   178,709,918
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         9,896,057   $   310,880,353    13,771,522   $   359,570,385
Dividends and/or
distributions reinvested            --                --            --                --
Acquisition-note 8             345,711        10,354,684            --                --
Redeemed                   (32,038,724)   (1,010,200,891)  (41,047,235)   (1,059,687,564)
                           --------------------------------------------------------------
Net decrease               (21,796,956)  $  (688,965,854)  (27,275,713)  $  (700,117,179)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                         5,098,506   $   160,379,276     6,240,812   $   163,131,858
Dividends and/or
distributions reinvested            --                --            --                --
Acquisition-note 8             367,578        11,042,894            --                --
Redeemed                    (7,733,394)     (243,231,967)   (9,141,515)     (235,308,001)
                           --------------------------------------------------------------
Net decrease                (2,267,310)  $   (71,809,797)   (2,900,703)  $   (72,176,143)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                         2,668,652   $    86,070,838     1,754,034   $    46,435,446
Dividends and/or
distributions reinvested        15,059           473,180        18,620           491,777
Acquisition-note 8             677,940        20,916,882            --                --
Redeemed                    (1,401,462)      (44,668,651)     (640,941)      (17,064,154)
                           --------------------------------------------------------------
Net increase                 1,960,189   $    62,792,249     1,131,713   $    29,863,069
                           ==============================================================


                        44 | OPPENHEIMER MAIN STREET FUND

                            YEAR ENDED AUGUST 31, 2004   YEAR ENDED AUGUST 31, 2003
                                SHARES          AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------
CLASS Y
Sold                        15,199,324   $ 503,145,210    9,608,142   $268,159,273
Dividends and/or
distributions reinvested       140,639       4,469,511       71,957      1,919,814
Acquisition-note 8               5,635         171,061           --             --
Redeemed                   (12,846,991)   (416,630,871)  (2,880,960)   (77,115,868)
                           --------------------------------------------------------
Net increase                 2,498,607   $  91,154,911    6,799,139   $192,963,219
                           ========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2004, were $9,230,161,004 and $10,253,900,804, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2004, the Fund paid $26,996,636 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor


                        45 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2004 for Class B, Class C and Class N shares were $44,830,396, $28,487,977 and $2,254,663, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2004      $3,171,006         $74,864      $5,944,314         $95,439        $116,888

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $6,827,748, an amount equivalent to certain of such commissions incurred in prior years.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average daily net assets per fiscal year for all classes. During the year ended August 31, 2004, OFS waived $193,803, $145,386, $31,121 and $1,810 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.


                        46 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Uunrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     As of August 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2004 was $157,500, which represents less than 0.01% of the funds net assets.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of August 31, 2004, the Fund had on loan securities valued at approximately $13,729,000. Cash of $13,955,843 was received as collateral for the loans, and has been invested in approved instruments.


                        47 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

OPPENHEIMER TRINITY CORE FUND

On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Core Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Core Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.253882 for Class A, 0.253734 for Class B, 0.254265 for Class C, 0.254948 for Class N and 0.261826 for Class Y of the Fund to one share of Oppenheimer Main Street Fund), 172,551; 87,563; 62,625; 25,461 and 5,604 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $5,214,489, $2,561,203, $1,833,025,
$761,793 and $170,083 in exchange for the net assets, resulting in combined Class A net assets of $7,168,850,638, Class B net assets of $2,939,047,258, Class C net assets of $1,205,256,245, Class N net assets of $81,166,505 and Class Y net assets of $465,470,533 on September 4, 2003. The net assets acquired included net unrealized appreciation of $1,073,398 and unused capital loss carryforward of $2,604,388 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.254787 for Class A, 0.260413 for Class B, 0.260086 for Class C, 0.256107 for Class N and 0.258975 for Class Y of the Fund to one share of Oppenheimer Main Street Fund), 312,220; 258,148; 304,963; 652,479 and 31 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $9,747,515, $7,793,481, $9,209,869, $20,155,089 and $978 in exchange for the net assets, resulting in combined Class A net assets of $7,382,484,399, Class B net assets of $2,980,592,414, Class C net assets of $1,240,922,954, Class N net assets of $107,133,453 and Class Y net assets of $474,429,948 on October 16, 2003. The net assets acquired included net unrealized appreciation of $497,974 and no unused capital loss carryforward. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
9. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions


                        48 | OPPENHEIMER MAIN STREET FUND
and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

     OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                        49 | OPPENHEIMER MAIN STREET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF OPPENHEIMER MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 14, 2004


                        50 | OPPENHEIMER MAIN STREET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Dividends of $0.1999, $0.1397 and $0.2879 per share were paid to Class A, Class N and Class Y shareholders, respectively, on December 5, 2003, all of which was designated as ordinary income for federal income tax purposes.

     Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2004 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

     A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $203,232,351 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        51 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENT OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        52 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
FUND, LENGTH OF SERVICE, AGE    OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
                                DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                CURRENTLY OVERSEEN BY DIRECTOR

INDEPENDENT                     THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW
DIRECTORS                       IS 6803 S. TUCSON WAY, CENTENNIAL, CO
                                80112-3924. EACH DIRECTOR SERVES FOR AN
                                INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage
Chairman of the Board of        banking companies: Cherry Creek Mortgage
Directors (since 2003) and      Company (since 1991), Centennial State Mortgage
Director (since 2001)           Company (since 1994), The El Paso Mortgage
Age: 67                         Company (since 1993), Transland Financial
                                Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier
                                Insurance (insurance agency) (since 1995),
                                Ambassador Media Corporation and Broadway
                                Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company)
                                (since 1992) and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology
                                Corporation (a publicly held computer equipment company) (1991-February 2003), and
                                International Family Entertainment (television channel) (1992-1997), Frontier Real Estate,
                                Inc. (residential real estate brokerage)
                                (1994-1999), and Frontier Title (title
                                insurance agency) (1995-June 1999); a U.S.
                                Senator (January 1979-January 1991). Oversees
                                38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards
Director (since 1993)           Capital, Inc. (General Partner of private equity
Age: 73                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly Assistant Secretary and a director
Director (since 1998)           (December 1991-April 1999) of Centennial Asset
Age: 67                         Management Corporation; President, Treasurer and
                                a director (June 1989-April 1999) of Centennial
                                Capital Corporation; Chief Executive Officer and a director of MultiSource Services, Inc.
                                (March 1996-April 1999). Until April 1999 Mr.
                                Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon,
Director (since 2001)           George Washington's home (since June 2000).
Age: 66                         Formerly Director (March 2001-May 2002) of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner (July
                                1974-June 1999) with PricewaterhouseCoopers LLP
                                (an accounting firm); and Chairman (July
                                1994-June 1998) of Price Waterhouse LLP Global
                                Investment Management Industry Services Group.
                                Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director (since February 1998) of Rocky
Director (since 1990)           Mountain Elk Foundation (a not-for-profit
Age: 62                         foundation); a director (since 1997) of Putnam
                                Lovell Finance (finance company); a director
                                (since June 2002) of UNUMProvident (an
                                insurance company). Formerly a director (October
                                1999-October 2003) of P.R. Pharmaceuticals (a privately held company); Chairman and a director
                                (until October 1996) and President and Chief
                                Executive Officer (until October 1995) of the
                                Manager; President, Chief Executive Officer and a director (until October 1995) of


                        53 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                  Oppenheimer Acquisition Corp., Shareholders
Continued                       Services Inc. and Shareholder Financial
                                Services, Inc. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (a non-profit
Director (since 1996)           charity) (since September 1984). Formerly
Age: 63                         (until October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey International Studies (an
Director (since 2002)           educational organization) (since February
Age: 57                         2000); a director of The California Endowment
                                (a philanthropic organization) (since April
                                2002) and of Community Hospital of Monterey
                                Peninsula (educational organization) (since
                                February 2002); a director of America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                Foundation and of the University of Michigan.
                                Formerly, Trustee of MassMutual Institutional
                                Funds (open-end investment company) (1996-May
                                2004); a director of MML Series Investment Fund
                                (April 1989-May 2004) and MML Services (April
                                1987-May 2004) (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and
                                President (February 1991-April 2000) of ARCO
                                Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman, Chief Executive Officer and Director
Director (since 2002)           of Steele Street State Bank (a commercial
Age: 59                         banking entity) (since August 2003); director
                                of Colorado UpLIFT (a non-profit organization)
                                (since 1986); trustee (since 2000) of the
                                Gallagher Family Foundation (non-profit
                                organization). Formerly, Chairman of U.S. Bank-
                                Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                1996-April 1, 1999), a director of: Commercial
                                Assets, Inc. (a REIT) (1993-2000), Jones
                                Knowledge, Inc. (a privately held company)
                                (2001-July 2004) and U.S. Exploration, Inc.
                                (oil and gas exploration) (1997-February 2004).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Institutional Funds
Director (since 2001)           (since 1996) and MML Series Investment Fund
Age: 62                         (since 1987) (both open-end investment
                                companies) and the Springfield Library and Museum Association (since 1995) (museums) and the Community Music School of Springfield
                                (music school) (since 1996); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since
                                1994) for the Worcester Polytech Institute
                                (private university); and President and
                                Treasurer (since January 1999) of the SIS Fund
                                (a private not for profit charitable fund).
                                Formerly, member of the investment committee of the Community Foundation of Western
                                Massachusetts (1998 - 2003); Chairman (January
                                1999-July 1999) of SIS & Family Bank, F.S.B.
                                (formerly SIS Bank) (commercial bank); and
                                Executive Vice President (January 1999-July
                                1999) of Peoples Heritage Financial Group, Inc.
                                (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.


                        54 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
INTERESTED DIRECTOR             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                     TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY
                                SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director
President and Director          (since June 2001) and President (since September
(since 2001)                    2000) of the Manager; President and a director
Age: 55                         or trustee of other Oppenheimer funds; President
                                and a director (since July 2001) of Oppenheimer
                                Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership
                                Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since
                                July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI
                                Institutional Asset Management, Inc., Centennial
                                Asset Management Corporation, Trinity Investment
                                Management Corporation and Tremont Capital
                                Management, Inc. (since November 2001),
                                HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc. (since July 2001);
                                President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                Asset Management, Inc.; Executive Vice President
                                (since February 1997) of Massachusetts Mutual
                                Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB
                                Acquisition Corporation (a holding company that owns the shares of Babson Capital Management
                                LLC); a member of the Investment Company
                                Insitute's Board of Governors (elected to serve from October 3, 2003 through September 30,
                                2006). Formerly, Chief Operating Officer
                                (September 2000-June 2001) of the Manager;
                                President and trustee (November 1999-November
                                2001) of MML Series Investment Fund and
                                MassMutual Institutional Funds (open-end investment companies); a director (September
                                1999-August 2000) of C.M. Life Insurance
                                Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay
                                State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and
                                Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS, REINGANUM, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803
                                S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,           Senior Vice President of the Manager since July
Vice President and              2004; a Certified Financial Analyst. Formerly
Portfolio Manager               Vice President of the Manager (April 1998-July
(since 2000)                    2004). An officer of 6 portfolios in the
Age: 55                         OppenheimerFunds complex.

MARC REINGANUM,                 Vice President of the Manager since September
Vice President and              2002; a Director of Quantitative Research and
Portfolio Manager               Portfolio Strategist for Equities; an officer
(since 2003)                    of 3 portfolios in the OppenheimerFunds
Age: 51                         complex. Formerly the Mary Jo Vaughn Rauscher
                                Chair in Financial Investments at Southern
                                Methodist University since 1995. At Southern
                                Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment
                                Committee.


                        55 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                Senior Vice President and Treasurer (since
Treasurer (since 1999)          March 1999) of the Manager; Treasurer of
Age: 44                         HarbourView Asset Management Corporation,
                                Shareholder Financial Services, Inc.,
                                Shareholder Services, Inc., Oppenheimer Real
                                Asset Management Corporation, and Oppenheimer
                                Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March
                                2000), of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc.
                                (since November 2000), and of OppenheimerFunds
                                Legacy Program (a Colorado non-profit
                                corporation) (since June 2003); Treasurer and
                                Chief Financial Officer (since May 2000) of OFI
                                Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                                1999) of Oppenheimer Acquisition Corp. Formerly
                                Assistant Treasurer of Centennial Asset
                                Management Corporation (March 1999-October
                                2003) and OppenheimerFunds Legacy Program
                                (April 2000-June 2003); Principal and Chief
                                Operating Officer (March 1995-March 1999) at
                                Bankers Trust Company-Mutual Fund Services
                                Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004)
Vice President and Secretary    and General Counsel (since February 2002) of the
(since 2001)                    Manager; General Counsel and a director (since
Age: 56                         November 2001) of the Distributor; General
                                Counsel (since November 2001) of Centennial
                                Asset Management Corporation; Senior Vice
                                President and General Counsel (since November
                                2001) of HarbourView Asset Management
                                Corporation; Secretary and General Counsel
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; Assistant Secretary and a director (since
                                October 1997) of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Senior Vice
                                President, General Counsel and a director (since
                                November 2001) of Shareholder Financial
                                Services, Inc., Shareholder Services, Inc., OFI
                                Private Investments, Inc. and OFI Trust Company;
                                Vice President (since November 2001) of
                                OppenheimerFunds Legacy Program; Senior Vice
                                President and General Counsel (since November
                                2001) of OFI Institutional Asset Management,
                                Inc.; a director (since June 2003) of
                                OppenheimerFunds (Asia) Limited. Formerly Senior
                                Vice President (May 1985-December 2003), Acting
                                General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of
                                Shareholder Services, Inc. (May 1985-November
                                2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001); and
                                OppenheimerFunds International Ltd. (October
                                1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance
Vice President and              Officer (since March 2004) of the Manager; Vice
Chief Compliance Officer        President (since June 1983) of OppenheimerFunds
(since 2004)                    Distributor, Inc., Centennial Asset Management
Age: 53                         Corporation and Shareholder Services, Inc.
                                Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1.800.525.7048.


                        56 | OPPENHEIMER MAIN STREET FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $68,000 in fiscal 2004 and $67,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $40,259 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $4,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $10,448 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Directors with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $4,500 in fiscal 2004 and $54,207 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The members of the Governance Committee are Robert Malone (Chairman), William Armstrong, Beverly Hamilton and F. William Marshall, Jr. Each member of the Committee is independent, meaning each person is not "interested person" as defined in the Act. The Governance Committee was established in August 2004. The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. That policy is as follows. To date, the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees. This Committee also will select and nominate, to the full Board, nominees for election as Directors, and select and nominate Independent Directors for election. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com http://www.oppenheimerfunds.com/ under the caption "contact us" or by mail to the Fund at the address above. The Governance Committee will consider if a different process should be recommended to the Board.


ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)